Other Liabilities and Deferred Credits	12 Months Ended
Dec. 31, 2017
Other liabilities and deferred credits
Other liabilities and deferred credits

11 – Other liabilities and deferred credits

In millions	December 31,	2017	2016
Personal injury and other claims provisions (Note 16) (1)		$234	$225
Stock-based compensation liability (Note 14) (1)		26	35
Environmental provisions (Note 16) (1)		21	36
Deferred credits and other		309	297
Total other liabilities and deferred credits		$590	$593

(1)	See Note 9 – Accounts payable and other for the related current portion.